LONG-TERM DEBT (Details Narrative) - USD ($)				1 Months Ended				2 Months Ended	12 Months Ended
	Jan. 12, 2024	Apr. 14, 2022	May 02, 2021	Aug. 17, 2023	Jan. 27, 2021	Nov. 23, 2020	Mar. 20, 2020	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Nov. 02, 2023	Aug. 02, 2023	May 01, 2023	Aug. 01, 2022
IfrsStatementLineItems [Line Items]
Principal amount	$ 1,285,000	$ 1,250,000	$ 250,000		$ 250,000	$ 125,000	$ 600,000
Due to related party		$ 500,000												$ 750,000
Secured promissory note description									On August 1, 2022, the terms of the Secured Promissory Note between GR Distribution and HSCP, were amended. As amended, the Secured Promissory Note was fully settled by two principal amounts of $500,000 and $750,000 due on May 1, 2023. Beginning on August 1, 2022, and continuing until repaid in full, the unpaid portion of the First Principal Amount accrued simple interest at a rate per annum of 12.5%, payable monthly. In the event the Company raises capital, principal payments shall be made as follows. If the capital raise is less than or equal to $2 million, then 25% of the capital raise shall be paid against the First Principal Payment; if the capital raise is greater than $2 million and less than or equal to $3 million, then $250,000 shall be paid against the First Principal Payment; and if the capital raise is greater than $3 million, then $500,000 shall be paid against the First Principal Payment.
Interest payable									$ 200,000		$ 150,000	$ 150,000	$ 500,000
Note payable			$ 227,056
Interest rate			10.00%		10.00%	10.00%
Interest rate, amortized cost	5.00%		33.00%		27.00%	27.00%
Principal Of payments				$ 2,816,250				$ 0	223,991	$ 0
Maturity date					Jan. 27, 2024	Nov. 23, 2023
Secured debt							600,000
Royalty received							$ 100,000
Note 10. 2 [Member]
IfrsStatementLineItems [Line Items]
Principal Of payments								4,167	383,333	25,000
Note 10. 3 [Member]
IfrsStatementLineItems [Line Items]
Principal Of payments								4,167	395,055	25,000
Note 10. 6 [Member]
IfrsStatementLineItems [Line Items]
Principal Of payments								$ 125,000	$ 88,298	$ 12,500